Note 16 - Stock-based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2017
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Cost of revenues	40	24	45
Sales and marketing	81	41	70
Research and development	14	-	2
General and administrative	1,887	1,512	1,426
Effect on net income	2,022	1,577	1,543

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2017	January 31, 2016	January 31, 2015
Expected dividend yield (%)	-	N/A	-
Expected volatility (%)	25.2	N/A	25.4
Risk-free rate (%)	0.6	N/A	1.5
Expected option life (years)	5	N/A	5

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2015	953,264	$6.33	2.5	10.6
Exercised	(37,500)	$4.18
Surrendered for Shares	(446,875)	$2.59
Balance at January 31, 2016	468,889	$8.25	3.5	5.2
Granted	170,932	$19.06
Exercised	(113,500)	$4.93
Balance at January 31, 2017	526,321	$12.36	4.2	4.9

Vested or expected to vest at January 31, 2017	505,228	$12.20	4.2	4.7

Exercisable at January 31, 2017	286,529	$9.88	3.3	3.3

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$4.80	–	$5.45	$4.84	108,389	1.1	$4.84	108,389
$6.79	–	$6.79	$6.79	32,000	2.4	$6.79	24,000
$11.50	–	$11.66	$11.65	215,000	4.4	$11.65	105,500
$18.81	–	$20.45	$19.05	170,932	6.3	$18.81	48,640
			$12.36	526,321	4.2	$9.88	286,529

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2015	123,854	$2.56
Vested	(70,276)	$1.92
Balance at January 31, 2016	53,578	$2.52
Granted	170,932	$4.46
Vested	(72,218)	$3.70
Balance at January 31, 2017	152,292	$4.12

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2015	174,258	$12.61	7.9	3.0
Granted	49,187	$19.70
Performance units issued	30,092	$9.34
Balance at January 31, 2016	253,537	$12.39	7.2	4.9
Granted	54,480	$23.37
Performance units issued	29,630	$9.26
Balance at January 31, 2017	337,647	$13.73	6.6	7.3

Vested or expected to vest at January 31, 2017	337,647	$13.73	6.6	7.3

Exercisable at January 31, 2017	233,980	$10.30	5.8	5.0

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2015	175,592	$9.94	7.9	3.1
Granted	49,187	$15.33
Balance at January 31, 2016	224,779	$10.03	7.4	4.3
Granted	38,456	$18.81
Balance at January 31, 2017	263,235	$11.17	6.7	5.7

Vested or expected to vest at January 31, 2017	263,235	$11.17	6.7	5.7

Exercisable at January 31, 2017	221,201	$10.00	6.4	4.8

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2015	113,856	1.5
Granted	72,817
Vested and settled in cash	(85,924)
Balance at January 31, 2016	100,749	1.6
Granted	43,218
Vested and settled in cash	(66,638)
Balance at January 31, 2017	77,329	1.4

Non-vested at January 31, 2017	77,329	1.4